Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity
Other components of other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 20.8	$ 2.3
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ (21.3)	$ (16.8)